RELATED PARTY TRANSACTIONS - Summary of Long-Term Balances Owed to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Long-term related party debt	$ 44,000	$ 0
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Long-term related party debt	$ 44,000	$ 0